Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the followings:
	As of December 31,
	2018	2019
	RMB	RMB
Finished goods	136,494	232,671
Raw materials	95,481	185,344
Inventories	231,975	418,015